Debt (Details 7) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt issue costs	$ 335,433	$ 851,923	$ 305,283
Accumulated amortization of debt issue costs	(335,433)	(516,490)	(237,095)
Debt issue costs - net	$ 0	$ 335,433	$ 68,188